Income Taxes (Schedule of Components of Income Tax Expense/(Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current, Federal	$ 25,234	$ (5,059)	$ 83,916
Current, State	1,803	(8,258)	(3,461)
Current, Foreign	169	62	1
Deferred, Federal	67,109	19,487	(157)
Deferred, State	12,495	4,706	3,872
Deferred, Foreign	0	3	14
Total income tax expense/(benefit)	$ 106,810	$ 10,941	$ 84,185